UBS PW CREDIT & RECOVERY FUND, L.L.C.
                              FINANCIAL STATEMENTS
                       WITH REPORT OF INDEPENDENT AUDITORS




                       FOR THE PERIOD FROM AUGUST 1, 2002
                          (COMMENCEMENT OF OPERATIONS)
                            THROUGH DECEMBER 31, 2002

                      UBS PW CREDIT & RECOVERY FUND, L.L.C
                              FINANCIAL STATEMENTS
                       WITH REPORT OF INDEPENDENT AUDITORS



                       FOR THE PERIOD FROM AUGUST 1, 2002
                          (COMMENCEMENT OF OPERATIONS)
                            THROUGH DECEMBER 31, 2002








                                    CONTENTS
Report of Independent Auditors .............................................   1

Statement of Assets, Liabilities and Members' Capital ......................   2

Statement of Operations ....................................................   3

Statement of Changes in Members' Capital ...................................   4

Statement of Cash Flows ....................................................   5

Notes to Financial Statements ..............................................   6

                         Report of Independent Auditors

To the Members and Board of Directors of UBS PW Credit & Recovery Fund, L.L.C.

We have audited the accompanying statement of assets, liabilities and members' capital of UBS PW Credit & Recovery Fund, L.L.C. (the "Fund") as of December 31, 2002, and the related statements of operations, cash flows and changes in members' capital for the period from August 1, 2002 (commencement of operations) to December 31, 2002. These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2002, by correspondence with management of the investment funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of UBS PW Credit & Recovery Fund, L.L.C. at December 31, 2002, the results of its operations, its cash flows and the changes in its members' capital for the period from August 1, 2002 to December 31, 2002, in conformity with accounting principles generally accepted in the United States of America.

/S/  ERNST & YOUNG LLP

New York, New York
February 14,2003

                                          UBS PW CREDIT & RECOVERY FUND, L.L.C.
                          STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL

-------------------------------------------------------------------------------

                                                             DECEMBER 31, 2002

-------------------------------------------------------------------------------

ASSETS

Investments in funds, at value (cost $29,200,000)                 $ 30,221,287
Cash and cash equivalents                                            2,146,552
Interest receivable                                                        909
-------------------------------------------------------------------------------

TOTAL ASSETS                                                        32,368,748
-------------------------------------------------------------------------------

LIABILITIES

Payables:
   Investment management fee                                            37,240
   Organization costs                                                   56,676
   Professional fees                                                    28,054
   Administration fee                                                   11,508
   Insurance                                                            10,500
   Administrator fee                                                     7,705
   Other payables                                                        6,443
-------------------------------------------------------------------------------

TOTAL LIABILITIES                                                      158,126
-------------------------------------------------------------------------------

NET ASSETS                                                        $ 32,210,622
-------------------------------------------------------------------------------

MEMBERS' CAPITAL

Represented by:
Net capital contributions                                         $ 31,189,335
Accumulated net unrealized appreciation on investments               1,021,287
-------------------------------------------------------------------------------

TOTAL MEMBERS' CAPITAL                                            $ 32,210,622
-------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements

                                           UBS PW CREDIT & RECOVERY FUND, L.L.C.
                                                         STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------

                 FOR THE PERIOD FROM AUGUST 1, 2002 (COMMENCEMENT OF OPERATIONS)
                                                       THROUGH DECEMBER 31, 2002

--------------------------------------------------------------------------------

INVESTMENT INCOME

Interest                                                             $   12,575
--------------------------------------------------------------------------------

TOTAL INVESTMENT INCOME                                                  12,575
--------------------------------------------------------------------------------

EXPENSES

Investment management fee                                               123,019
Organization costs                                                       63,676
Professional fees                                                        40,500
Administrator fee                                                        25,452
Administration fee                                                       12,005
Miscellaneous                                                            23,540
--------------------------------------------------------------------------------

TOTAL EXPENSES                                                          288,192
--------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                    (275,617)
--------------------------------------------------------------------------------

UNREALIZED GAIN FROM INVESTMENTS

Change in net unrealized appreciation/depreciation from investments   1,021,287
--------------------------------------------------------------------------------

NET UNREALIZED GAIN FROM INVESTMENTS                                  1,021,287
--------------------------------------------------------------------------------

NET INCREASE IN MEMBERS' CAPITAL
   DERIVED FROM OPERATIONS                                           $  745,670
--------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements


                                                           UBS PW CREDIT & RECOVERY FUND, L.L.C.
                                                       STATEMENTS OF CHANGES IN MEMBERS' CAPITAL
                                             FOR THE PERIOD FROM AUGUST 1, 2002 (COMMENCEMENT OF
                                                           OPERATIONS) THROUGH DECEMBER 31, 2002
------------------------------------------------------------------------------------------------

                                                        PW FUND
                                                    ADVISER L.L.C.    MEMBERS         TOTAL
------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT AUGUST 1, 2002
     (COMMENCEMENT OF OPERATIONS)                     $       --    $        --    $        --

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
  Net investment loss                                     (5,042)      (270,575)      (275,617)
  Change in net unrealized
     appreciation/depreciation from investments           37,749        983,538      1,021,287
------------------------------------------------------------------------------------------------
NET INCREASE IN MEMBERS' CAPITAL
     DERIVED FROM OPERATIONS                              32,707        712,963        745,670
------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
  Proceeds from Members' subscriptions                 1,000,000     30,466,286     31,466,286
  Offering costs                                             (45)        (1,289)        (1,334)
------------------------------------------------------------------------------------------------
NET INCREASE IN MEMBERS' CAPITAL DERIVED
     FROM CAPITAL TRANSACTIONS                           999,955     30,464,997     31,464,952
------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT DECEMBER 31, 2002                 $1,032,662    $31,177,960    $32,210,622
------------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements
                                                                               4


                                                            UBS PW CREDIT & RECOVERY FUND, L.L.C.
                                                                          STATEMENT OF CASH FLOWS

--------------------------------------------------------------------------------------------------

                                  FOR THE PERIOD FROM AUGUST 1, 2002 (COMMENCEMENT OF OPERATIONS)
                                                                        THROUGH DECEMBER 31, 2002

--------------------------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in Members' capital derived from operations                             $    745,670
Adjustments to reconcile net increase in Members' capital derived from operations to net cash used in operating activities:
Purchases of investments                                                              (29,200,000)
  Change in net unrealized appreciation/depreciation on investments                    (1,021,287)
  Offering costs                                                                           (1,334)
  Changes in assets and liabilities:
    Increase in assets:
      Interest receivable                                                                    (909)
    Increase in payables:
      Investment management fee                                                            37,240
      Organization costs                                                                   56,676
      Professional fees                                                                    28,054
      Administration fee                                                                   11,508
      Insurance                                                                            10,500
      Administrator fee                                                                     7,705
      Other payables                                                                        6,443
--------------------------------------------------------------------------------------------------
NET CASH USED IN OPERATING ACTIVITIES                                                 (29,319,734)

CASH FLOWS FROM FINANCING ACTIVITIES
Members' subscriptions                                                                 30,466,286
Adviser subscriptions                                                                   1,000,000
--------------------------------------------------------------------------------------------------
NET CASH PROVIDED BY FINANCING ACTIVITIES                                              31,466,286

Net increase in cash and cash equivalents                                               2,146,552
Cash and cash equivalents--beginning of period                                                 --
--------------------------------------------------------------------------------------------------
CASH AND CASH EQUIVALENTS--END OF PERIOD                                             $  2,146,552
--------------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements
                                                                               5

                                           UBS PW CREDIT & RECOVERY FUND, L.L.C.
                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2002

--------------------------------------------------------------------------------

     1.  ORGANIZATION

         UBS PW Credit & Recovery Fund, L.L.C. (the "Fund") was organized as a limited liability company under the laws of Delaware on April 30, 2002. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company. The Fund's investment objective is to maximize total return over the long-term. The Fund is a multi-manager fund that seeks to achieve its objective by deploying its assets primarily among a select group of portfolio managers who invest in debt and, to a lesser extent, equity securities ("Obligations"), to take advantage of market opportunities and pricing inefficiencies between the perceived value of an Obligation and its market value. Generally, such portfolio managers conduct their investment programs through unregistered investment funds (collectively, the "Investment Funds"), in which the Fund invests as a limited partner or Member along with other investors. The Fund commenced operations on August 1, 2002.

         The Fund's Board of Directors (the "Directors") has overall responsibility to manage and control the business affairs of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business. The Directors have engaged PW Fund Advisor, L.L.C. ("PWFA", the "Adviser" and, when providing services under the Administration Agreement, the "Administrator") a Delaware limited liability company, to provide investment advice regarding the selection of Investment Funds and the responsibility of the day-to-day management of the Fund.

         The Adviser is an indirect wholly-owned subsidiary of UBS Americas, Inc., which is a wholly-owned subsidiary of UBS AG, and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

         Initial and additional applications for interests by eligible investors may be accepted at such times as the Adviser may determine and are generally accepted monthly. The Fund reserves the right to reject any application for interests in the Fund.

         The Fund from time to time may offer to repurchase interests pursuant to written tenders to Members. These repurchases will be made at such times and on such terms as may be determined by the Directors, in their complete and exclusive discretion. The Adviser expects that it will recommend to the Directors that the Fund offer to repurchase interests in December 2003 and annually thereafter in December. Members can only transfer or assign their membership interests (i) by operation of law pursuant to the death, bankruptcy, insolvency or dissolution of a Member, or (ii) with the approval of the Directors, which may be withheld in their sole and absolute discretion.

     2.  SIGNIFICANT ACCOUNTING POLICIES

         A.  PORTFOLIO VALUATION

         Net asset value of the Fund is determined by or at the direction of the Adviser as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Directors.

                                           UBS PW CREDIT & RECOVERY FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2002

--------------------------------------------------------------------------------

     2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         A.  PORTFOLIO VALUATION (CONTINUED)

         The Fund's investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate. The Fund's investments in Investment Funds are carried at fair value as determined by the Fund's pro-rata interest in the net assets of each Investment Fund. All valuations utilize financial information supplied by each Investment Fund and are net of management and performance incentive fees or allocations payable to the Investment Funds' managers or pursuant to the Investment Funds' agreements. The underlying investments of each Investment Fund are accounted for at fair value as described in each Investment Fund's financial statements.

         Distributions received or withdrawals from Investment Funds, whether in the form of cash or securities, are first applied as a reduction of the investment's cost.

         B.  INCOME RECOGNITION

         Interest  income is recorded on the accrual  basis.  Realized gains and
         losses  from  Investment  Fund   transactions  are  calculated  on  the
         identified cost basis.

         C.  FUND COSTS

         The Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value; costs of insurance; registration expenses; certain organization costs; due diligence, including travel and related expenses; expenses of meetings of Directors and Members; all costs with respect to communications to Members; and other types of expenses approved by the Directors.

         D.  INCOME TAXES

         No provision for the payment of Federal, state or local income taxes has been provided, since the Fund is not subject to income tax. Each Member is individually required to report on its own tax return its distributive share of the Fund's taxable income or loss.

         E.  CASH AND CASH EQUIVALENTS

         Cash and cash equivalents consist of monies invested in a PNC Bank, NA account which pays money market rates and are accounted for at cost plus accrued interest, which is included in interest receivable on the Statement of Assets, Liabilities and Members' Capital.

                                           UBS PW CREDIT & RECOVERY FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2002

--------------------------------------------------------------------------------

     2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         F.  USE OF ESTIMATES

         The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Adviser to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Adviser believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

     3.  INVESTMENT   MANAGEMENT   FEE,   ADMINISTRATOR   FEE,   RELATED   PARTY
         TRANSACTIONS AND OTHER

         The Adviser provides investment advisory services to the Fund pursuant to an Investment Manager Agreement. Pursuant to that agreement, the Fund pays the Adviser a monthly fee (the "Investment Management Fee") at the annual rate of 1.45% of the Fund's net assets, excluding assets attributable to the Adviser and the Administrator.

         The Administrator provides certain administrative services to the Fund, including, among other things, providing office space and other support services. In consideration for such services, the Fund pays the Administrator a monthly fee (the "Administrator Fee") at an annual rate of 0.30% of the Fund's net assets, excluding assets attributable to the Administrator and the Adviser capital account. The Administrator Fee will be paid to the Administrator out of Fund assets and debited against the Members' capital accounts, excluding net assets attributable to the Administrator and the Adviser capital account. A portion of the Investment Management Fee and the Administrator Fee is paid by PWFA to its affiliates.

         UBS PaineWebber Inc. ("UBS PWI"), a wholly-owned subsidiary of UBS Americas, Inc., acts as a placement agent for the Fund, without special compensation from the Fund, and will bear its own costs associated with its activities as placement agent. Placement fees, if any, charged on contributions are debited against the contribution amounts, to arrive at a net subscription amount. The placement fee does not constitute assets of the Fund.

         The net increase (or decrease) in Members' capital derived from operations (net profit or loss) is initially allocated to the capital accounts of all Members on a pro-rata basis, other than the Investment Management Fee and the Administrator Fee which are similarly allocated to all Members' other than the Adviser as described above.

         The Adviser has voluntarily undertaken to bear certain initial organization and offering expense otherwise borne by the Fund and its Members during the Funds' first twelve months of operations. The Adviser's undertaking provides that Members will not bear initial organization and offering expenses in excess of 0.20% of total Members capital as a result of the Fund's start-up.

         Organization costs are expensed and offering costs are charged to Members' capital as incurred based on the undertaking provided above.

                                           UBS PW CREDIT & RECOVERY FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2002

--------------------------------------------------------------------------------

     3. PW ADMIN FEE, INCENTIVE ALLOCATION, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

         In order to achieve a more equitable distribution of the impact of these costs, the Fund has either credited to or debited against the Members' capital accounts the sum of such initial costs based on each individual Member's percentage of capital in the Fund. The reallocation of these costs will occur for the first twelve months after the initial closing date of the Fund.

         Each Director who is not an "interested person" of the Fund, as defined by the 1940 Act, receives an annual retainer of $5,000 plus a fee for each meeting attended. Any Director who is an "interested person" does not receive any annual or other fee from the Fund. All Directors are reimbursed by the Fund for all reasonable out of pocket expenses. Total amounts expensed related to Directors by the Fund for the period ended December 31, 2002 were $15,750.

         PFPC Trust Company (an affiliate of PNC Bank, NA) serves as custodian of the Fund's assets and provides custodial services for the Fund.

         PFPC Inc. (also an affiliate of PNC Bank, NA) serves as Accounting and Investor Servicing Agent to the Fund and in that capacity provides certain administrative, accounting, record keeping, tax and Member related services. PFPC Inc. receives a monthly fee primarily based upon
         (i) the average net assets of the Fund subject to a minimum monthly fee, and (ii) the aggregate net assets of the Fund and certain other investment funds sponsored or advised by UBS Americas, Inc. or its affiliates. Additionally, the Fund reimburses out of pocket expenses incurred by PFPC Inc.

     4.  SECURITIES TRANSACTIONS

         Aggregate purchases of Investment Funds for the year ended December 31, 2002, amounted to $29,200,000.

         The cost of investments for Federal income tax purposes is adjusted for items of taxable income allocated to the Fund from the Investment Funds. The allocated taxable income is reported to the Fund by the Investment Funds on Schedules K-1. The Fund has not yet received all such Schedules K-1 for the year ended December 31, 2002.

     5.  INVESTMENTS

         As of December 31, 2002, the Fund had investments in Investment Funds, none of which were related parties. The Fund's investments are summarized below based on the investment objectives of the specific Investment Funds at December 31, 2002.

             Investment Objective                    Cost         Fair Value
             --------------------                    ----         ----------
                    Distressed Obligations -
                       (Public and Private)       $22,181,389    $22,957,196
                    Bank Loans                      4,497,587      4,654,893
                    High Yield                      2,521,024      2,609,198
                                                  -----------    -----------
                             Total                $29,200,000    $30,221,287
                                                  ===========    ===========

                                           UBS PW CREDIT & RECOVERY FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2002

--------------------------------------------------------------------------------

     5.  INVESTMENTS (CONTINUED)

         The following table lists the Fund's investments in Investment Funds as of December 31, 2002. The agreements related to investments in Investment Funds provide for compensation to the general partners/managers in the form of management fees of between 1% and 2% (per annum) of net assets and performance incentive fees or allocations of 20% of net profits earned. The Investment Funds provide for periodic redemptions, with lock up provisions of up to one year from initial investment. Detailed information about the Investment Funds' portfolios is not available.


                                                                      UNREALIZED                         % OF
                                                                   GAIN/(LOSS) FROM                    MEMBERS'
INVESTMENT FUND:                                       COST          INVESTMENTS       FAIR VALUE       CAPITAL      LIQUIDITY
----------------                                       ----          -----------       ----------       -------      ---------

Ahab Partners, L.P.                                $ 3,000,000       $  227,009        $ 3,227,009      10.01%       Quarterly
Aspen Partners Series A                              3,500,000         (51,649)          3,448,351      10.71        Annually
Canyon Value Realization Fund, L.P.                  1,900,000          105,094          2,005,094       6.22        Annually
Harbert Distressed Investment Fund, L.P.             4,400,000          123,468          4,523,468      14.04        Quarterly
HBV Rediscovered Opportunities Fund, L.P.            2,500,000           62,650          2,562,650       7.96        Quarterly
MacKay Shields Long/Short Fund, L.P.                 2,500,000          109,198          2,609,198       8.10        Monthly
Marathon Special Opportunity Fund, L.P.              3,000,000          175,115          3,175,115       9.86        Quarterly
OZF Credit Opportunities Fund II, L.P.               1,400,000            6,055          1,406,055       4.37        Annually
QDRF L.P.                                            2,500,000          109,454          2,609,454       8.10        Quarterly
Styx Partners, L.P.                                  4,500,000          154,893          4,654,893      14.45        Annually
                                                   -----------      -----------        -----------     -------
TOTAL                                              $29,200,000      $ 1,021,287         30,221,287      93.82
                                                   ===========      ===========

OTHER ASSETS, LESS LIABILITIES                                                           1,989,335       6.18

                                                                                       -----------     -------
MEMBERS' CAPITAL                                                                       $32,210,622     100.00%
                                                                                       ===========     =======

     6.  FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

         In the normal course of business, the Investment Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, contracts for differences, equity swaps, distressed investing, merger arbitrage and convertible arbitrage. The Fund's risk of loss in these Investment Funds is limited to the value of these investments as reported by the Fund.

                                           UBS PW CREDIT & RECOVERY FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2002

--------------------------------------------------------------------------------

     7.  FINANCIAL HIGHLIGHTS

         The following represents the ratios to average net assets and other supplemental information for the period indicated:

                                                                PERIOD FROM
                                                               AUGUST 1, 2002
                                                              (COMMENCEMENT OF
                                                             OPERATIONS) THROUGH
                                                              DECEMBER 31, 2002
                                                              -----------------

         Ratio of net investment loss to average net assets***      (3.06)%*
         Ratio of total expenses to average net assets***            3.20%*
         Portfolio turnover                                          0.00%
         Total Return                                                2.52%**
         Net asset value at end of period                        $32,210,622

         *        Annualized.
         ** Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund. Total returns for a period of less than a full year are not annualized.
         *** The average net assets used in the above ratios is calculated by adding any withdrawals payable effective at the end of a period to the net assets for such period.

     8.  SUBSEQUENT EVENTS

         Effective January 1, 2003, the Fund received subscriptions from new Members in the amount of $9,265,985.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

DIRECTORS AND OFFICERS (Unaudited)
Information pertaining to the Directors and officers of the Fund is set forth below. The statement of additional information (SAI) includes additional information about the Directors and is available without charge, upon request, by calling UBS PaineWebber's Alternative Investment Group at 800-580-2359.

------------------------------ ----------------- --------------------------------- ------------ ------------------------
                                                                                    NUMBER OF
                                                                                   PORTFOLIOS
                                                                                     IN FUND
                                                                                     COMPLEX      OTHER TRUSTEESHIPS/
                                TERM OF OFFICE                                      OVERSEEN         DIRECTORSHIPS
NAME, AGE, ADDRESS AND          AND LENGTH OF        PRINCIPAL OCCUPATION(S)           BY          HELD BY DIRECTOR
POSITION(S) WITH FUND            TIME SERVED 1         DURING PAST 5 YEARS          DIRECTOR 2   OUTSIDE FUND COMPANY
------------------------------------------------------------------------------------------------------------------------
                                                DISINTERESTED DIRECTORS
------------------------------------------------------------------------------------------------------------------------
Meyer Feldberg, (60)                Term -       Dean and Professor of Mgmt of         36       Director of:
UBS PaineWebber Inc.              Indefinite     Graduate School of Business,                   Primedia, Inc.,
1285 Avenue of the Americas      Length-since    Columbia University                            Federated Department
New York, NY 10019                Inception                                                     Stores, Inc.,
Director                                                                                        Revlon, Inc. and
                                                                                                Select Medical, Inc.
------------------------------------------------------------------------------------------------------------------------
George W. Gowen, (73)               Term -       Law partner for Dunnington,           36       None
UBS PaineWebber Inc.              Indefinite     Bartholow & Miller
1285 Avenue of the Americas      Length-since
New York, NY 10019                Inception
Director
------------------------------------------------------------------------------------------------------------------------
M. Cabell Woodward, Jr., (73)       Term -       Retired                               14       None
UBS PaineWebber Inc.              Indefinite
1285 Avenue of the Americas      Length-since
New York, NY 10019                Inception
Director
------------------------------------------------------------------------------------------------------------------------
                                                  INTERESTED DIRECTOR
------------------------------------------------------------------------------------------------------------------------
E. Garrett Bewkes, Jr., (76)        Term -       Consultant to UBS PaineWebber         36       Director of Interstate
UBS PaineWebber Inc.              Indefinite     Inc., since May 1999                           Bakeries Corporation
1285 Avenue of the Americas     Length-since     Director of PaineWebber, Inc.
New York, NY 10019                Inception      prior to November  2000
Director
------------------------------------------------------------------------------------------------------------------------
                                           OFFICER(S) WHO ARE NOT DIRECTORS
------------------------------------------------------------------------------------------------------------------------
Michael Mascis, (35)                Term -       First Vice President / CFO of         N/A                N/A
UBS PaineWebber Inc.              Indefinite     UBS PaineWebber Inc.'s,
1285 Avenue of the Americas     Length-since     Alternative Investment Group,
New York, NY 10019                Inception      since July 2002.
Principal Accounting Officer                     Prior to July 2002, Partner
                                                 Arthur Andersen LLP
------------------------------------------------------------------------------------------------------------------------
Mark D. Goldstein, (37)             Term -       Senior Associate General              N/A                N/A
UBS PaineWebber Inc.              Indefinite     Counsel and First Vice
1285 Avenue of the Americas     Length-since     President of UBS PaineWebber
New York, NY 10019                Inception      Inc., since May 1998.  Prior to
Secretary                                        May 1998, Associate of Schulte
                                                 Roth & Zabel
------------------------------------------------------------------------------------------------------------------------
Lisa Bloomberg,  (35)               Term -       Associate General Counsel and         N/A                N/A
UBS PaineWebber Inc.              Indefinite     First Vice President of UBS
1285 Avenue of the Americas     Length-since     PaineWebber, Inc., since April
New York, NY 10019                Inception      1999.   Prior to April 1999,
Assistant Secretary                              Associate of Skadden, Arps,
                                                 Slate, Meagher & Flom, LLP.
------------------------------------------------------------------------------------------------------------------------

1 For Directors, their terms are for the duration of the term of the Fund, unless his status as a Director shall be sooner terminated by death, adjudicated incompetent, voluntarily withdraw, physically unable to perform duties, removed either by vote or written consent of at least two-thirds of the Directors or vote or written consent of Members holding not less than two-thirds of the total number of votes eligible to be cast by all Members.

2 Of the 36 funds/portfolios in the complex, 22 are advised by an affiliate of UBS PaineWebber, Inc., and 14 comprise UBS PaineWebber's Alternative Investment Group of Funds.